Income Taxes (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes
Note 7 – Income Taxes

In assessing the realizability of the net deferred tax assets, the Company considers all relevant positive and negative evidence to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of the net operating loss carryforwards. There was a full valuation allowance against the net deferred tax assets as of September 30, 2018 and December 31, 2017.

At December 31, 2017, the Company had federal net operating loss ("NOL") carryforwards of approximately $101.5 million which expire between 2029 and 2037.  At December 31, 2017, the Company had federal research and development credits carryforwards of approximately $1.9 million and an orphan drug credit carryover of approximately $22.1 million. The Company may be subject to the net operating loss utilization provisions of Section 382 of the Internal Revenue Code. The effect of an ownership change would be the imposition of an annual limitation on the use of NOL carryforwards attributable to periods before the change. The amount of the annual limitation depends upon the value of the Company immediately before the change, changes to the Company's capital during a specified period prior to the change, and the federal published interest rate. Although the Company has not completed an analysis under Section 382 of the Code, it is likely that the utilization of the NOLs will be limited.

At December 31, 2017, the Company had approximately $31.9 million of State of New Jersey NOLs which expire between 2030 and 2037. At December 31, 2017, the Company had approximately $0.4 million of the State of New Jersey research development credits carryforwards.  The State of New Jersey has enacted legislation permitting certain corporations located in New Jersey to sell state tax loss carryforwards and state research and development credits, or net loss carryforwards. The Technology Business Tax Certificate Transfer Program enables qualified, unprofitable NJ-based technology or biotechnology companies with fewer than 225 US employees (including parent company and all subsidiaries) to sell a percentage of  New Jersey NOLs and research and development ("R&D") tax credits to unrelated profitable corporations.  In 2017, the Company sold $26,097,607 of State of New Jersey NOLs and $424,466 of State of New Jersey R&D Credits for $2,586,057.  In 2016, the Company sold $19,196,765 of State of New Jersey NOLs and $257,222 of State of New Jersey R&D Credits for $1,845,986.

Entities are also required to evaluate, measure, recognize and disclose any uncertain income tax provisions taken on their income tax returns. The Company has analyzed its tax positions and has concluded that as of December 31, 2017, there were no uncertain positions. The Company's U.S. federal and state net operating losses have occurred since its inception in 2009 and as such, tax years subject to potential tax examination could apply from that date because the utilization of net operating losses from prior years opens the relevant year to audit by the IRS and/or state taxing authorities. In September 2017, the IRS concluded auditing the Company's 2015 tax year resulting in a no change letter.  Interest and penalties, if any, as they relate to income taxes assessed, are included in the income tax provision. The Company did not have any unrecognized tax benefits and has not accrued any interest or penalties for the nine months ended September 30, 2018 and 2017.

On December 22, 2017, H.R. 1 (also, known as the Tax Cuts and Jobs Act (the “Act”)) was signed into law.  Among its numerous changes to the Internal Revenue Code, the Act reduces U.S. federal corporate tax rate to 21%.  As a result, the most significant impact on its condensed financial statements was the reduction of approximately $13.6 million for the deferred tax assets related to net operating losses and other assets.  Such reduction is offset by changes to the Company’s valuation allowance.  The Company is also in the process of considering the impact under the Act of the disallowance of certain incentive based compensation tax deductibility under Internal Revenue Code Section 162(m).  If an adjustment to the deferred tax asset is required, the impact will be offset by a corresponding adjustment to the valuation allowance.

On July 1, 2018, the New Jersey governor signed into law a bill which included significant changes to the New Jersey taxation of corporations.  Chiefly, this legislation imposes a 2.5% surtax on taxpayers with allocated net income over $1 million for 2018 and 2019, and a 1.5% surtax for taxpayers with allocated net income over $1 million for 2020 and 2021.  In addition, the state is changing its filing requirements from separate entity reporting to combined reporting on a water’s edge basis.  Further, there are changes to the state’s computation of its dividend received deduction and application of IRC section 163(j).  The Company has considered these changes and does not believe this change in law will have a material impact on its tax provision going forward, due to the full valuation allowance, significant New Jersey NOLs and current year losses.

Note 8 – Income Taxes

A reconciliation of the statutory U.S. federal income tax rate to the Company's effective tax rate is as follows:

	Year Ended December 31,
	2017	2016	2015
Federal statutory rate	34.0%	34.0%	34.0%
State taxes	1.1%	1.2%	2.9%
Change in Statutory Rate	(25.6)%	-	-
Permanent differences	(11.0)%	(10.6)%	(5.8)%
Research and development	21.2%	16.0%	14.3%
State taxes/ sale of NOL	4.8%	4.5%	3.8%
Valuation allowance	(19.7)%	(40.6)%	(45.8)%
Other	-	-	0.4%
Effective tax rate	4.8%	4.5%	3.8%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows:

	December 31,
	2017	2016
Federal net operating losses	$21,312,121	$23,644,647
State net operating losses	2,268,249	1,554,730
Stock options	1,608,750	1,419,494
Federal tax credit	24,060,243	12,709,438
State tax credits	384,740	353,684
Amortization	612,878	69,529
Accrued expense	7,027	2,731
Other	30,999	18,042
Total gross deferred tax assets	50,285,007	39,772,295
Less valuation allowance	(50,285,007)	(39,772,295)
Net deferred tax assets	$-	$-

In assessing the realizability of the net deferred tax assets, the Company considers all relevant positive and negative evidence to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of the net operating loss carryforwards. There was a full valuation allowance against the net deferred tax assets as of December 31, 2017 and December 31, 2016.

At December 31, 2017, the Company had federal net operating loss ("NOL") carryforwards of approximately $101.5 million which expire between 2029 and 2037. At December 31, 2017, the Company had federal research and development credits carryforwards of approximately $1.9 million and an orphan drug credit carryover of approximately $22.1 million. The Company may be subject to the net operating loss utilization provisions of Section 382 of the Internal Revenue Code. The effect of an ownership change would be the imposition of an annual limitation on the use of NOL carryforwards attributable to periods before the change. The amount of the annual limitation depends upon the value of the Company immediately before the change, changes to the Company's capital during a specified period prior to the change, and the federal published interest rate. Although we have not completed an analysis under Section 382 of the Code, it is likely that the utilization of the NOLs will be limited.

At December 31, 2017, the Company had approximately $31.9 million of State of New Jersey NOL's which expire between 2030 and 2037. At December 31, 2017, the Company had approximately $0.4 million of the State of New Jersey research development credits carryforwards.  The State of New Jersey has enacted legislation permitting certain corporations located in New Jersey to sell state tax loss carryforwards and state research and development credits, or net loss carryforwards. In 2017, the Company sold $26,097,607 of State of New Jersey NOL's and $424,466 of State of New Jersey R&D Credits for $2,586,057.  In 2016, the Company sold $19,196,765 of State of New Jersey NOL's and $257,222 of State of New Jersey R&D Credits for $1,845,986.

Entities are also required to evaluate, measure, recognize and disclose any uncertain income tax provisions taken on their income tax returns. The Company has analyzed its tax positions and has concluded that as of December 31, 2017, there were no uncertain positions. The Company's U.S. federal and state net operating losses have occurred since its inception in 2009 and as such, tax years subject to potential tax examination could apply from that date because the utilization of net operating losses from prior years opens the relevant year to audit by the IRS and/or state taxing authorities. In September 2017, the IRS concluded auditing the Company's 2015 tax year resulting in a no change letter.  Interest and penalties, if any, as they relate to income taxes assessed, are included in the income tax provision. The Company did not have any unrecognized tax benefits and has not accrued any interest or penalties through 2017.

On December 22, 2017, H.R. 1 (also, known as the Tax Cuts and Jobs Act (the “Act”)) was signed into law.  Among its numerous changes to the Internal Revenue Code, the Act reduces U.S. federal corporate tax rate to 21%.  As a result, the Company believes that the most significant impact on its consolidated financial statements will be reduction of approximately $13.6 million for the deferred tax assets related to net operating losses and other assets.  Such reduction is offset by changes to the Company’s valuation allowance.  The Company is also in the process of considering the impact under the Act of the disallowance of certain incentive based compensation tax deductibility under Internal Revenue Code Section 162(m).  If an adjustment to the deferred tax asset is required, the impact will be offset by a corresponding adjustment to the valuation allowance.